Subsequent Events	6 Months Ended
Jun. 30, 2013
Subsequent Events (Abstract)
Subsequent Events
14.	Subsequent events

a)
Dividends: On July 23, 2013, the Board of Directors of the Partnership declared a cash distribution of $0.2325 per common unit for the second quarter of 2013, which will be paid on August 15, 2013, to unit holders of record on August 7, 2013.

In addition, on July 23, 2013, the Board of Directors of the Partnership declared a cash distribution of $0.21375 per Class B unit for the second quarter of 2013. The cash distribution will be paid on August 9, 2013, to Class B unit holders of record August 1, 2013.